Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 06, 2025	Apr. 29, 2025	Jun. 30, 2025	Jan. 30, 2025	Dec. 20, 2024	Dec. 14, 2022
Subsequent Events [Line Items]
Aggregate gross proceeds (in Dollars)		$ 1.2
Number of shares issued	3,322,000
Exercise price (in Dollars per share)	$ 1.71		$ 4	$ 1.45		$ 160
Ordinary shares reserved under the incentive plan	795,252				141,492
Subsequent Event [Member]
Subsequent Events [Line Items]
Exercise of warrants for cash	1,661,000
Aggregate gross proceeds (in Dollars)	$ 2.4